Parent Company Financials Notes to Financial Statements (details) (USD $)	3 Months Ended		12 Months Ended												3 Months Ended					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Mar. 31, 2014 Convertible Debt	Dec. 31, 2013 Convertible Debt	Dec. 31, 2012 Convertible Debt	Mar. 31, 2014 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Mar. 31, 2014 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company
Long-term Debt	$ 3,344,000,000		$ 1,323,000,000	$ 1,344,000,000		$ 398,000,000	$ 398,000,000	$ 398,000,000	$ 286,000,000	$ 285,000,000	$ 282,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000		$ 0	$ 0	$ 300,000,000	$ 0	$ 983,000,000	$ 980,000,000
Interest Paid	26,000,000	26,000,000	87,000,000	65,000,000	52,000,000										1,000,000					61,000,000	65,000,000	57,000,000
Income Taxes Paid, Net	55,000,000	92,000,000	249,000,000	109,000,000	40,000,000															242,000,000	109,000,000	40,000,000
Proceeds from Dividends Received			$ 100,000,000	$ 200,000,000	$ 200,000,000